Cash and Cash Equivalents - Schedule Representing Cash and Cash Equivalents (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and bank balances	£ 3,247	£ 3,116
Cash equivalents	1,412	330
Cash and cash equivalents	£ 4,659	£ 3,446